Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales (Notes 6,14 and 17)	¥ 3,160,243	¥ 3,593,299	¥ 3,951,937
Cost of sales (Notes 5, 7, 10, and 18)	1,784,375	1,983,266	2,116,383
Gross profit	1,375,868	1,610,033	1,835,554
Operating expenses (Notes 1, 5, 7, 10, 15, 18 and 19):
Selling, general and administrative expenses	993,009	1,137,110	1,177,260
Research and development expenses	272,312	298,503	315,842
Operating expenses	1,265,321	1,435,613	1,493,102
Operating profit	110,547	174,420	342,452
Other income (deductions):
Interest and dividend income	2,923	5,526	6,604
Interest expense	(854)	(1,038)	(797)
Other, net (Notes 1, 2,10, 13 and 17)	17,664	16,585	14,133
Other income (deductions)	19,733	21,073	19,940
Income before income taxes	130,280	195,493	362,392
Income taxes (Note 11)	34,337	56,146	95,995
Consolidated net income	95,943	139,347	266,397
Less: Net income attributable to noncontrolling interests	12,625	14,383	13,956
Net income attributable to Canon Inc.	¥ 83,318	¥ 124,964	¥ 252,441
Net income attributable to Canon Inc. shareholders per share (Note 16):
Basic	¥ 79.37	¥ 116.79	¥ 233.80
Diluted	¥ 79.35	¥ 116.77	¥ 233.78
Products And Equipment
Net sales (Notes 6,14 and 17)	¥ 2,489,829	¥ 2,835,428	¥ 3,194,724
Cost of sales (Notes 5, 7, 10, and 18)	1,463,637	1,627,858	1,762,171
Services
Net sales (Notes 6,14 and 17)	670,414	757,871	757,213
Cost of sales (Notes 5, 7, 10, and 18)	¥ 320,738	¥ 355,408	¥ 354,212